11. LOANS PAYABLE: Schedule of Convertible Debt itemization (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Convertible Debt itemization

	As of	Number
	December 31,	of
	2024	Shares
GG Mars Capital, Inc. – revolving line of credit	$992,798	112,185
Star Financial Corporation – revolving line of credit	1,394,839	157,615
Jennings Family Investments, Inc. – revolving line of credit	3,921,087	443,078
Lone Stella – revolving line of credit	539,556	1,618,668
Nancy Cowden – revolving line of credit	235,847	26,650
GG Mars Capital, Inc. - debentures – convertible debt at 20% discount	1,080,380	122,082
Propal Investments LLC – convertible debt at a 20% discount	575,400	65,020
Total Number of Common Stock Shares Debt can Convert to	$8,739,907	2,545,298